Other Fixed Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Depreciation expense	$ 25,799	$ 21,325	$ 20,467
Net book value	246,783	253,768
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036	9,036
Additions	0	0
Disposals	0	0
Cost at end of period	9,036	9,036	9,036
Accumulated depreciation at beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Accumulated depreciation at end of period	0	0	0
Net book value	9,036	9,036	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459	3,459
Additions	0	0
Disposals	0	0
Cost at end of period	3,459	3,459	3,459
Accumulated depreciation at beginning of period	602	519
Depreciation expense	122	83
Disposals	0	0
Accumulated depreciation at end of period	724	602	519
Net book value	2,735	2,857	2,940
Storage Facility
Property Plant And Equipment [Line Items]
Cost at beginning of period	226,067	0
Additions	843	226,067
Disposals	0	0
Cost at end of period	226,910	226,067	0
Accumulated depreciation at beginning of period	415	0
Depreciation expense	5,176	415
Disposals	0	0
Accumulated depreciation at end of period	5,591	415	0
Net book value	221,319	225,652	0
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	21,118	13,196
Additions	771	7,955
Disposals	(306)	(33)
Cost at end of period	21,583	21,118	13,196
Accumulated depreciation at beginning of period	4,895	2,263
Depreciation expense	3,212	2,665
Disposals	(217)	(33)
Accumulated depreciation at end of period	7,890	4,895	2,263
Net book value	13,693	16,223	10,933
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	259,680	25,691
Additions	1,614	234,022
Disposals	(306)	(33)
Cost at end of period	260,988	259,680	25,691
Accumulated depreciation at beginning of period	5,912	2,782
Depreciation expense	8,510	3,163
Disposals	(217)	(33)
Accumulated depreciation at end of period	14,205	5,912	2,782
Net book value	$ 246,783	$ 253,768	$ 22,909